Earnings (Loss) Per Share - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2011	Mar. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of stock options that were anti-dilutive	1,152,408	2,027,304	528,759
Average exercise price of stock options that were anti-dilutive	$ 9.54	$ 20.56	$ 25.16